Submission	Aug. 12, 2025
Submission [Line Items]
Central Index Key	0001517518
Registrant Name	ClearBridge Energy Midstream Opportunity Fund Inc.
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A